Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,555
Property, plant and equipment at end of period	1,526	£ 1,555
Construction in progress	204	106
Investment property	17	17
Accelerated depreciation expense	0	9
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,487	4,015
Additions	377	504
Reclassification to assets held for sale	(111)
Disposals	(956)	(1,032)
Property, plant and equipment at end of period	2,797	3,487
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,932)	(2,275)
Additions	(180)	(221)
Impairment during the year	10	97
Reclassification to assets held for sale	62
Disposals	789	661
Property, plant and equipment at end of period	(1,271)	(1,932)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	646
Property, plant and equipment at end of period	622	646
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	981	1,275
Additions	62	126
Reclassification to assets held for sale	(98)
Disposals	(52)	(420)
Property, plant and equipment at end of period	893	981
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(335)	(491)
Additions	(18)	(32)
Impairment during the year	8	46
Reclassification to assets held for sale	49
Disposals	41	234
Property, plant and equipment at end of period	(271)	(335)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	193
Property, plant and equipment at end of period	206	193
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,056	1,362
Additions	87	28
Reclassification to assets held for sale	(13)
Disposals	(299)	(334)
Property, plant and equipment at end of period	831	1,056
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(863)	(1,053)
Additions	(69)	(87)
Impairment during the year	2	28
Reclassification to assets held for sale	13
Disposals	296	305
Property, plant and equipment at end of period	(625)	(863)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2
Property, plant and equipment at end of period	6	2
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	437	436
Additions	4	1
Reclassification to assets held for sale	0
Disposals	(362)	0
Property, plant and equipment at end of period	79	437
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(435)	(434)
Additions	(1)	(1)
Impairment during the year	0	0
Reclassification to assets held for sale	0
Disposals	363	0
Property, plant and equipment at end of period	(73)	(435)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	595
Property, plant and equipment at end of period	577	595
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	755	720
Additions	185	284
Reclassification to assets held for sale	0
Disposals	(218)	(249)
Property, plant and equipment at end of period	722	755
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(160)	(178)
Additions	(73)	(81)
Impairment during the year	0	0
Reclassification to assets held for sale	0
Disposals	88	99
Property, plant and equipment at end of period	(145)	(160)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	119
Property, plant and equipment at end of period	115	119
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	258	222
Additions	39	65
Reclassification to assets held for sale	0
Disposals	(25)	(29)
Property, plant and equipment at end of period	272	258
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(139)	(119)
Additions	(19)	(20)
Impairment during the year	0	23
Reclassification to assets held for sale	0
Disposals	1	23
Property, plant and equipment at end of period	£ (157)	£ (139)